Contingencies and Commitments - Additional Information (Details) € in Thousands, Rp in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 KRW (₩)
Detailed Information About Commitments [Line Items]
Borrowings | ₩	₩ 133,631,830					₩ 120,605,365
Six One Seven One One Nuri Ri Yeongi Myeon Seojong [Member]
Detailed Information About Commitments [Line Items]
Book value of land | ₩	₩ 64,371
Gunsan Land Solar [Member] | Ninety Nine Megawatt Photovoltaic Power Generation Facility [Member]
Detailed Information About Commitments [Line Items]
Percentage of the project cost to be financed	80.00%		80.00%	80.00%	80.00%
Percentage return on the invested capital to be provided	7.00%	7.00%
Percentage interest on the amount falling short of capital raise	7.00%		7.00%	7.00%	7.00%
Arbitration With Westing House Electric Company LLC To Korean Commercial Arbitration Board [Member]
Detailed Information About Commitments [Line Items]
Other provisions | ₩						₩ 0
Hitachi Energy Sweden Field Arbitration Case In Relation To Construction Projects [Member]
Detailed Information About Commitments [Line Items]
New provisions other provisions | ₩	₩ 0
Commercial Arbitration Expenses Payment Jindo Jeju High Voltage Direct Current Connection Contract Project [Member]
Detailed Information About Commitments [Line Items]
New provisions other provisions | ₩	0
Axia Power Holdings B.V [Member]
Detailed Information About Commitments [Line Items]
Maximum performance guarantee amount			$ 54,000
PT Perusahaan Listrik Negara [Member] | Operation Maintenance Project In Indonesia Siborpa [Member]
Detailed Information About Commitments [Line Items]
Maximum performance guarantee amount			2,280
Morgan Stanley Capital Group Inc [Member]
Detailed Information About Commitments [Line Items]
Maximum performance guarantee amount			30,000
Morgan Stanley Renewables Inc [Member]
Detailed Information About Commitments [Line Items]
Maximum performance guarantee amount			70,000
Microsoft Through Kookmin Bank [Member]
Detailed Information About Commitments [Line Items]
Maximum performance guarantee amount | €				€ 12,053
PT. Cirebon Electro Power [Member]
Detailed Information About Commitments [Line Items]
Maximum performance guarantee amount			54,000
Export Import Bank Of Korea ,BNP Paribas And ING Bank [Member] | PT BS Energy And PT Nusantara Hydro Alam [Member]
Detailed Information About Commitments [Line Items]
Guarantee for investments			6,085
KOMIPO Vanphong Power Service LLC [Member]
Detailed Information About Commitments [Line Items]
Maximum performance guarantee amount			5,000
Kookmin Bank [Member] | Concho Valley Energy, LLC [Member]
Detailed Information About Commitments [Line Items]
Provision for loss contingencies		$ 40,000
Gaesong Industrial Complex [Member]
Detailed Information About Commitments [Line Items]
Book value of facility | ₩	12,123
Gangneung [Member]
Detailed Information About Commitments [Line Items]
Suspended operations of plant carrying amount | ₩	62,871
Expenses related to suspension of operations | ₩	1,494
Depreaciation on idle assets | ₩	3,683
Korea Energy Agency [Member]
Detailed Information About Commitments [Line Items]
Borrowings | ₩	1,197
Mizuho Bank [Member] | PT. Cirebon Electro Power [Member] | Nongyup Bank [Member]
Detailed Information About Commitments [Line Items]
Payment guarantee			3,355
RBC Community Investments Impact Renewables Hold Co One LLC [Member]
Detailed Information About Commitments [Line Items]
Subscription amount guaranteed			62,800
RBC Community Investments Impact Renewables Hold Co One LLC [Member] | Concho Valley Energy, LLC [Member]
Detailed Information About Commitments [Line Items]
Maximum performance guarantee amount			$ 3,000
PT Perushan Listrik Negara [Member]
Detailed Information About Commitments [Line Items]
Maximum performance guarantee amount | Rp					Rp 35,588,165
Haetbyotgil Sunlight Company Limited [Member]
Detailed Information About Commitments [Line Items]
Insurance contract guarantee | ₩	₩ 1,641
Bottom of range [member] | Gunsan Land Solar [Member] | Ninety Nine Megawatt Photovoltaic Power Generation Facility [Member]
Detailed Information About Commitments [Line Items]
Percentage of the project cost to be financed	80.00%		80.00%	80.00%	80.00%
International Finance Corporation [Member]
Detailed Information About Commitments [Line Items]
Maximum borrowing capacity			$ 264,800
Capital commitments			69,808
Additional capital contribution for contingencies			19,000
PT Bank KB Bukopin [Member]
Detailed Information About Commitments [Line Items]
Debt amount guaranteed			$ 5,473
Ordinary Wages And Unpaid Wages [Member]
Detailed Information About Commitments [Line Items]
Provision for loss contingencies | ₩	₩ 39,229